Other Current Assets and NonCurrent Assets (Details) - Schedule of Other Current Assets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable	¥ 9,036	$ 1,243	¥ 8,887
Loans to third parties	19,217	2,644	18,827
Refund receivable from supplier	2,746	378	2,746
Prepayment	43,603	6,000	42,599
Deposit in Escrow account			21,300
Deposits	2,091	288	1,828
Staff advances	494	68	422
Others	1,132	157	692
Less: Allowance for doubtful accounts	(2,353)	(324)	(2,488)	$ (342)	¥ (1,435)
Other current assets	¥ 75,966	$ 10,454	¥ 94,813